CONDENSED STATEMENT OF CASH FLOW - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ (3,202,816)	$ 2,254,082
Adjustments to reconcile net income (loss)to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	1,128,161	(3,456,299)
Initial measurement of forward purchase agreement liability	2,016,000
Change in fair value of forward purchase agreement liability	(126,000)
Change in fair value of warrant liability	(1,653,102)	(197,065)
Changes in operating assets and liabilities:
Prepaid expenses	(19,854)	276,793
Accounts payable and accrued expenses	711,870	600,857
Franchise tax payable	(159,951)	62,497
Income tax payable	88,289	6,824
Net cash used in operating activities	(1,217,403)	(452,311)
Cash flows from investing activities:
Payment for extension into Trust Account	(84,994)
Proceeds from withdrawal of Trust Account	582,139
Cash withdrawn from Trust Account in connection with redemption	104,028,741
Net cash provided by investing activities	104,525,886
Cash flows from financing activities:
Proceeds from promissory note - related party	550,000
Redemption of ordinary shares	(104,028,741)
Net cash used in financing activities	(103,478,741)
Net change in cash	(170,258)	(452,311)
Cash, beginning of period	292,717	954,598
Cash, end of the period	122,459	$ 502,287
Supplemental cash flow information:
Cash paid for income taxes	237,980
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement adjustment on redeemable common stock	1,726,497
Excise tax payable on redeemed shares	1,040,287
Forward purchase agreement liability	$ 2,016,000